AMG GW&K ESG Bond Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2026
	Principal Amount	Value
Corporate Bonds and Notes - 53.3%
Basic Materials - 2.2%
Avient Corp.
6.250%, 11/01/31[1,2]	$1,575,000	$1,586,000
Celanese US Holdings LLC
7.050%, 11/15/30[3]	2,049,000	2,165,963
Cleveland-Cliffs, Inc.
7.000%, 03/15/32[1,2]	2,000,000	1,935,105
Methanex Corp. (Canada)
5.125%, 10/15/27	1,205,000	1,197,499

Total Basic Materials		6,884,567
Communications - 3.3%
AT&T, Inc.
4.300%, 12/15/42	1,985,000	1,647,683
CCO Holdings LLC/CCO Holdings Capital Corp.
4.500%, 05/01/32	1,900,000	1,697,214
Charter Communications Operating LLC/Charter Communications Operating Capital
4.400%, 04/01/33	1,815,000	1,696,843
Comcast Corp.
4.650%, 02/15/33[2]	867,000	858,391
Lamar Media Corp.
4.875%, 01/15/29	1,300,000	1,284,512
Verizon Communications, Inc.
5.500%, 02/23/54[2]	1,625,000	1,535,940
Versant Media Group, Inc.
7.250%, 01/30/31[1,2]	1,675,000	1,714,197

Total Communications		10,434,780
Consumer, Cyclical - 10.4%
AutoNation, Inc.
3.850%, 03/01/32	1,600,000	1,487,686
Bath & Body Works, Inc.
6.875%, 11/01/35[2]	940,000	924,651
Carnival Corp. (Panama)
6.650%, 01/15/28	850,000	870,827
Ford Motor Co.
6.100%, 08/19/32	1,900,000	1,915,568
The Goodyear Tire & Rubber Co.
5.000%, 07/15/29	1,439,000	1,361,743
Hyatt Hotels Corp.
5.750%, 03/30/32	1,975,000	2,029,133
KB Home
4.800%, 11/15/29	1,222,000	1,189,938
Las Vegas Sands Corp.
6.200%, 08/15/34	1,375,000	1,408,943
M/I Homes, Inc.
3.950%, 02/15/30	335,000	314,172
4.950%, 02/01/28	500,000	493,556
Magna International, Inc. (Canada)
5.875%, 06/01/35[2]	1,752,000	1,814,944
	Principal Amount	Value

Marriott International, Inc.
5.500%, 04/15/37	$1,360,000	$1,354,047
Marriott Ownership Resorts, Inc.
4.750%, 01/15/28[2]	1,600,000	1,574,837
Mattel, Inc.
3.750%, 04/01/29[1]	1,075,000	1,039,643
6.200%, 10/01/40	911,000	886,454
MGM Resorts International
6.125%, 09/15/29[2]	1,000,000	1,005,925
Murphy Oil USA, Inc.
4.750%, 09/15/29	1,050,000	1,035,637
Newell Brands, Inc.
6.375%, 05/15/30[2]	850,000	815,927
Penske Automotive Group, Inc.
3.750%, 06/15/29[2]	1,500,000	1,427,171
PulteGroup, Inc.
6.000%, 02/15/35	2,050,000	2,138,394
Royal Caribbean Cruises, Ltd. (Liberia)
5.375%, 01/15/36	1,725,000	1,694,722
6.000%, 02/01/33[1]	875,000	883,742
Travel + Leisure Co.
4.625%, 03/01/30[1]	575,000	548,601
6.000%, 04/01/27[3]	350,000	351,700
United Airlines Holdings, Inc.
5.375%, 03/01/31[2]	1,750,000	1,713,804
United Airlines, Inc. Pass-Through Trust
Series 2024-1, AA, 5.450%, 02/15/37	1,329,740	1,354,937
Walmart, Inc.
4.050%, 06/29/48	1,000,000	816,017
Yum! Brands, Inc.
3.625%, 03/15/31	1,110,000	1,025,389

Total Consumer, Cyclical		33,478,108
Consumer, Non-cyclical - 6.9%
Advocate Health & Hospitals Corp.
4.272%, 08/15/48	1,670,000	1,365,912
Amgen, Inc.
5.600%, 03/02/43	1,385,000	1,365,107
APi Group DE, Inc.
4.125%, 07/15/29[1]	1,255,000	1,195,113
Ashtead Capital, Inc. (United Kingdom)
5.500%, 08/11/32[1,2]	2,000,000	2,028,019
The Campbell's Company
5.400%, 03/21/34[2]	2,530,000	2,455,408
CommonSpirit Health
3.347%, 10/01/29	600,000	573,927
CVS Health Corp.
5.250%, 02/21/33[2]	2,568,000	2,597,342
The Ford Foundation
Series 2020, 2.415%, 06/01/50	1,690,000	996,138
HCA, Inc.
3.500%, 09/01/30	1,550,000	1,471,944

AMG GW&K ESG Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Consumer, Non-cyclical - 6.9% (continued)
Herc Holdings, Inc.
7.000%, 06/15/30[1]	$2,000,000	$2,050,738
Kraft Heinz Foods Co.
4.625%, 10/01/39	2,480,000	2,186,434
Teleflex, Inc.
4.250%, 06/01/28[1]	2,045,000	1,988,562
Teva Pharmaceutical Finance Co. LLC
6.150%, 02/01/36[2]	1,985,000	2,045,173

Total Consumer, Non-cyclical		22,319,817
Financials - 16.9%
Aircastle, Ltd./Aircastle Ireland DAC (Bermuda)
5.750%, 10/01/31[1]	2,375,000	2,431,806
Ally Financial, Inc.
(5.543% to 01/17/30 then SOFR Index + 1.730%), 5.543%, 01/17/31[4,5]	2,093,000	2,107,018
American Homes 4 Rent LP
5.500%, 07/15/34	1,675,000	1,675,589
Bank of America Corp.
MTN, (4.330% to 03/15/49 then 3 month SOFR + 1.782%), 4.330%, 03/15/50[4,5]	2,775,000	2,249,852
(5.872% to 09/15/33 then SOFR + 1.840%), 5.872%, 09/15/34[4,5]	3,050,000	3,193,841
The Bank of New York Mellon Corp.
(5.950% to 12/20/30 then U.S. Treasury Yield Curve CMT 5 year + 2.271%), 5.950%, 12/20/30[2,4,5,6]	2,433,000	2,433,589
Boston Properties LP
2.550%, 04/01/32	2,469,000	2,118,699
Capital One Financial Corp.
(7.964% to 11/02/33 then SOFR Index + 3.370%), 7.964%, 11/02/34[4,5]	1,950,000	2,236,354
The Charles Schwab Corp.
Series K, (5.000% to 06/01/27 then U.S. Treasury Yield Curve CMT 5 year + 3.256%), 5.000%, 06/01/27[4,5,6]	1,773,000	1,753,497
Citigroup, Inc.
Series T, (6.250% to 08/15/26 then 3 month SOFR + 4.779%), 6.250%, 08/15/26[4,5,6]	825,000	825,464
Series AA, (7.625% to 11/15/28 then U.S. Treasury Yield Curve CMT 5 year + 3.211%), 7.625%, 11/15/28[2,4,5,6]	1,278,000	1,321,655
Citizens Financial Group, Inc.
(5.718% to 07/23/31 then SOFR + 1.910%), 5.718%, 07/23/32[4,5]	2,465,000	2,533,791
GLP Capital LP/GLP Financing II, Inc.
5.625%, 09/15/34	1,400,000	1,378,147
The Goldman Sachs Group, Inc.
(6.561% to 10/24/33 then SOFR + 1.950%), 6.561%, 10/24/34[4,5]	1,650,000	1,793,867
(6.850% to 02/10/30 then U.S. Treasury Yield Curve CMT 5 year + 2.461%), 6.850%, 02/10/30[4,5,6]	1,795,000	1,829,667
	Principal Amount	Value

Huntington Bancshares, Inc.
(4.443% to 08/04/27 then SOFR + 1.970%), 4.443%, 08/04/28[2,4,5]	$1,080,000	$1,079,217
Series F, (5.625% to 07/15/30 then U.S. Treasury Yield Curve CMT 10 year + 4.945%), 5.625%, 07/15/30[4,5,6]	975,000	983,877
(5.709% to 02/02/34 then SOFR Index + 1.870%), 5.709%, 02/02/35[2,4,5]	500,000	510,207
JPMorgan Chase & Co.
(3.157% to 04/22/41 then 3 month SOFR + 1.460%), 3.157%, 04/22/42[4,5]	2,710,000	2,037,466
KeyCorp, MTN
4.100%, 04/30/28	1,095,000	1,086,574
M&T Bank Corp.
(7.413% to 10/30/28 then SOFR + 2.800%), 7.413%, 10/30/29[4,5]	1,837,000	1,963,122
MetLife, Inc.
Series D, (5.875% to 03/15/28 then 3 month SOFR + 3.221%), 5.875%, 03/15/28[2,4,5,6]	1,175,000	1,169,736
Morgan Stanley
(4.431% to 01/23/29 then 3 month SOFR + 1.890%), 4.431%, 01/23/30[4,5]	1,548,000	1,541,031
OneMain Finance Corp.
6.625%, 01/15/28	950,000	956,497
The PNC Financial Services Group, Inc.
(5.068% to 01/24/33 then SOFR + 1.933%), 5.068%, 01/24/34[4,5]	2,386,000	2,385,497
SLM Corp.
6.500%, 01/31/30	1,400,000	1,374,398
Starwood Property Trust, Inc.
4.375%, 01/15/27[1]	1,775,000	1,766,030
State Street Corp.
Series I, (6.700% to 03/15/29 then U.S. Treasury Yield Curve CMT 5 year + 2.613%), 6.700%, 03/15/29[2,4,5,6]	1,900,000	1,930,594
Truist Financial Corp., MTN
(5.867% to 06/08/33 then SOFR + 2.361%), 5.867%, 06/08/34[4,5]	2,213,000	2,305,786
Wells Fargo & Co., MTN
(3.350% to 03/02/32 then SOFR + 1.500%), 3.350%, 03/02/33[4,5]	2,025,000	1,859,326
(7.625% to 09/15/28 then U.S. Treasury Yield Curve CMT 5 year + 3.606%), 7.625%, 09/15/28[2,4,5,6]	1,462,000	1,535,806

Total Financials		54,368,000
Industrials - 5.1%
BWX Technologies, Inc.
4.125%, 06/30/28[1]	1,210,000	1,176,509
Coherent Corp.
5.000%, 12/15/29[1]	2,000,000	1,961,646
Graphic Packaging International LLC
3.500%, 03/01/29[1]	1,400,000	1,310,664

AMG GW&K ESG Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Industrials - 5.1% (continued)
Jacobs Engineering Group, Inc.
5.900%, 03/01/33[2]	$3,168,000	$3,279,581
Mueller Water Products, Inc.
4.000%, 06/15/29[1]	2,050,000	1,974,963
OI European Group, B.V. (Netherlands)
4.750%, 02/15/30[1]	1,500,000	1,399,774
Owens Corning
7.000%, 12/01/36[3]	1,800,000	2,006,051
Regal Rexnord Corp.
6.300%, 02/15/30	1,670,000	1,749,779
Sonoco Products Co.
2.850%, 02/01/32	1,822,000	1,630,783

Total Industrials		16,489,750
Technology - 5.6%
Broadcom, Inc.
3.500%, 02/15/41	1,700,000	1,356,277
CDW LLC/CDW Finance Corp.
5.550%, 08/22/34	2,008,000	1,973,301
Dell International LLC/EMC Corp.
8.100%, 07/15/36	1,372,000	1,630,851
Kyndryl Holdings, Inc.
3.150%, 10/15/31	2,375,000	1,979,917
Micron Technology, Inc.
5.875%, 02/09/33	1,400,000	1,496,498
Microsoft Corp.
2.525%, 06/01/50	1,450,000	869,427
MSCI, Inc.
3.250%, 08/15/33[1]	2,015,000	1,755,213
Open Text Holdings, Inc.
4.125%, 02/15/30[1]	1,125,000	1,005,219
Oracle Corp.
4.800%, 09/26/32	1,840,000	1,752,320
SK hynix, Inc. (South Korea)
2.375%, 01/19/31[1]	1,800,000	1,627,787
Twilio, Inc.
3.625%, 03/15/29[2]	600,000	573,709
3.875%, 03/15/31	2,194,000	2,045,203

Total Technology		18,065,722
Utilities - 2.9%
Dominion Energy, Inc.
Series B, (7.000% to 03/03/34 then U.S. Treasury Yield Curve CMT 5 year + 2.511%), 7.000%, 06/01/54[4,5]	2,189,000	2,315,284
DPL LLC
4.350%, 04/15/29	1,000,000	959,788
Duke Energy Corp.
2.550%, 06/15/31	1,595,000	1,434,040
(6.450% to 06/01/34 then U.S. Treasury Yield Curve CMT 5 year + 2.588%), 6.450%, 09/01/54[2,4,5]	2,290,000	2,364,750
	Principal Amount	Value

Exelon Corp.
(6.500% to 12/15/34 then U.S. Treasury Yield Curve CMT 5 year + 1.975%), 6.500%, 03/15/55[4,5]	$2,315,000	$2,360,287

Total Utilities		9,434,149

Total Corporate Bonds and Notes (Cost $175,492,121)		171,474,893
Asset-Backed Securities - 4.1%
AGL CLO 39, Ltd. Series 2025-39A, Class A1 (3 month SOFR + 1.130%, Cap N/A, Floor 1.130%), 4.798%, 04/20/38[1,5]	1,050,000	1,048,458
AGL Core CLO, Ltd. Series 2025-38A, Class A1 (3 month SOFR + 1.240%, Cap N/A, Floor 1.240%), 4.909%, 01/22/38[1,5]	1,000,000	998,592
American Express Credit Account Master Trust Series 2025-5, Class A 4.510%, 07/15/32	610,000	616,273
Carmax Auto Owner Trust Series 2025-1, Class A2A 4.630%, 03/15/28	574,268	575,041
Compass Datacenters Issuer II LLC Series 2024-1A, Class A1 5.250%, 02/25/49[1]	3,050,000	3,047,072
Elmwood CLO II, Ltd. Series 2019-2A, Class A1RR (3 month SOFR + 1.350%, Cap N/A, Floor 1.350%), 5.018%, 10/20/37[1,5]	1,715,000	1,714,183
KKR CLO 43, Ltd. Series 2022-43A, Class A1R2 (3 month SOFR + 1.100%, Cap N/A, Floor 1.100%), 4.771%, 04/15/38[1,5]	500,000	497,744
Magnetite XXXIV, Ltd. Series 2023-34A, Class A1R (3 month SOFR + 1.140%, Cap N/A, Floor 1.140%), 4.812%, 01/15/38[1,5]	850,000	846,180
Magnetite XXXVI, Ltd. Series 2023-36A, Class AR (3 month SOFR + 1.320%, Cap N/A, Floor 1.320%), 4.988%, 07/25/38[1,5]	880,000	880,821
Palmer Square CLO, Ltd.
Series 2018-2A, Class A1R (3 month SOFR + 1.530%, Cap N/A, Floor 1.530%), 5.201%, 04/16/37[1,5]	990,000	991,570
Series 2021-1A, Class A1AR (3 month SOFR + 1.150%, Cap N/A, Floor 1.150%), 4.818%, 04/20/38[1,5]	551,000	548,811

AMG GW&K ESG Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value

Asset-Backed Securities–4.1%(continued)

Voya CLO, Ltd. Series 2021-2A, Class A1R (3 month SOFR + 1.170%, Cap N/A, Floor 1.170%), 4.838%, 04/20/38[1,5]	$1,475,000	$1,470,645

Total Asset-Backed Securities (Cost $13,285,195)		13,235,390
Mortgage-Backed Securities - 5.6%
Chase Home Lending Mortgage Trust Series 2024-1, Class A6 6.500%, 01/25/55[1,5]	495,063	497,287
Citigroup Mortgage Loan Trust Series 2022-J1, Class A1 2.500%, 02/25/52[1,5]	856,653	795,336
Connecticut Avenue Securities Trust
Series 2024-R01, Class 1M1 4.712%, 01/25/44[1,5]	655,534	655,359
Series 2024-R02, Class 1M1 4.762%, 02/25/44[1,5]	414,548	414,291
Series 2024-R06, Class 1A1 4.812%, 09/25/44[1,5]	584,295	584,114
Series 2026-R02, Class 1A1 4.612%, 02/25/46[1,5]	516,295	516,497

DATA Mortgage Trust Series 2023-CNTR, Class A 5.728%, 08/12/43[1,5]	1,900,000	1,910,260
GS Mortgage Securities Trust Series 2020-GC47, Class A5 2.377%, 05/12/53	900,000	824,847
GS Mortgage-Backed Securities Corp. Trust
Series 2021-PJ4, Class A6 2.500%, 09/25/51[1,5]	2,184,022	2,047,928
Series 2021-PJ5, Class A6 2.500%, 10/25/51[1,5]	754,457	705,679
GS Mortgage-Backed Securities Trust
Series 2018-RPL1, Class A1A 3.750%, 10/25/57[1]	534,752	524,611
Series 2021-GR3, Class A6 2.500%, 04/25/52[1,5]	367,206	329,402
Series 2021-PJ8, Class A2 2.500%, 01/25/52[1,5]	1,750,430	1,452,845
Series 2021-PJ9, Class A8 2.500%, 02/26/52[1,5]	1,364,310	1,221,664
Series 2022-PJ3, Class A4 2.500%, 08/25/52[1,5]	750,807	621,287
Series 2022-PJ3, Class A7 2.500%, 08/25/52[1,5]	498,694	473,491
JP Morgan Mortgage Trust
Series 2017-2, Class A3 3.500%, 05/25/47[1,5]	928,611	841,854
Series 2019-INV3, Class B1 4.339%, 05/25/50[1,5]	238,040	221,460
Series 2019-INV3, Class B2 4.339%, 05/25/50[1,5]	195,533	182,461
	Principal Amount	Value

Series 2021-1, Class A3A 2.000%, 06/25/51[1,5]	$737,860	$588,750
Series 2021-7, Class A6 2.500%, 11/25/51[1,5]	1,540,804	1,442,369
Series 2022-2, Class A6 3.000%, 08/25/52[1,5]	703,766	662,069
Series 2022-4, Class A3 3.000%, 10/25/52[1,5]	748,482	647,700

Total Mortgage-Backed Securities (Cost $18,107,445)		18,161,561
Municipal Bonds - 3.0%
California Health Facilities Financing Authority 4.190%, 06/01/37	3,395,000	3,179,206
California State General Obligation, School Improvements, Build America Bonds 7.550%, 04/01/39	2,030,000	2,409,757
Dallas Fort Worth International Airport, Series A 4.507%, 11/01/51	1,000,000	850,786
JobsOhio Beverage System, Series A
2.833%, 01/01/38	3,635,000	3,070,787
2.833%, 01/01/38	65,000	54,440

Total Municipal Bonds (Cost $11,243,118)		9,564,976
U.S. Government and Agency Obligations - 32.7%
Fannie Mae - 16.0%
FNMA
3.500%, 02/01/35 to 08/01/49	20,398,549	19,331,291
4.000%, 07/01/44 to 06/01/49	13,708,491	13,109,656
4.500%, 05/01/48 to 06/01/49	4,554,918	4,499,301
5.000%, 05/01/50	2,162,156	2,170,988
5.500%, 11/01/52 to 02/01/55	8,037,136	8,195,190
6.500%, 02/01/54	4,053,260	4,251,656

Total Fannie Mae		51,558,082
Freddie Mac - 5.5%
FHLMC
3.000%, 11/01/49 to 04/01/51	5,913,570	5,290,655
4.500%, 10/01/48 to 12/01/48	3,367,332	3,307,347
Freddie Mac Multifamily Structured Pass Through Certificates
Series K139, Class A2 2.590%, 01/25/32[5]	1,525,000	1,389,930
Freddie Mac REMICS
Series 5106, Class KA 2.000%, 03/25/41	3,366,565	3,179,282
Series 5297, Class DA 5.000%, 12/25/52	1,502,738	1,510,815
Freddie Mac STACR REMIC Trust
Series 2025-DNA3, Class A1 4.612%, 09/25/45[1,5]	670,375	668,960
Series 2024-DNA2, Class A1 4.912%, 05/25/44[1,5]	679,219	679,430

AMG GW&K ESG Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value

Freddie Mac - 5.5% (continued)
Freddie Mac STACR REMIC Trust
Series 2024-DNA1, Class M1 5.012%, 02/25/44[1,5]	$745,681	$745,450
Series 2023-HQA3, Class A1 5.512%, 11/25/43[1,5]	820,740	826,467

Total Freddie Mac		17,598,336
Ginnie Mae - 0.1%
GNMA
Series 2016-25, Class QW 3.000%, 02/16/46	445,000	367,345
U.S. Treasury Obligations - 11.1%
U.S. Treasury Bonds
1.250%, 05/15/50	5,625,000	2,669,458
1.875%, 02/15/51	5,797,000	3,218,920
2.250%, 05/15/41	15,359,000	11,191,071
2.500%, 02/15/46	1,796,000	1,239,100
3.125%, 05/15/48	10,968,000	8,253,848
3.625%, 02/15/53	6,760,000	5,425,428
3.875%, 02/15/43	4,324,000	3,842,111

Total U.S. Treasury Obligations		35,839,936

Total U.S. Government and Agency Obligations (Cost $122,218,879)		105,363,699
Short-Term Investments - 2.0%
Joint Repurchase Agreements - 1.5%[7]
Citadel Securities LLC, dated 03/31/26, due 04/01/26, 3.730% total to be received $3,276,339 (collateralized by various U.S. Treasuries, 0.000% - 5.375%, 04/15/26 - 02/15/56, totaling $3,341,866)	3,276,000	3,276,000
	Principal Amount	Value

National Bank Financial, Inc., dated 03/31/26, due 04/01/26, 3.710% total to be received $293,539 (collateralized by various U.S. Treasuries, 0.000% - 4.625%, 04/01/26, totaling $299,379)	$293,509	$293,509
State of Wisconsin Investment Board, dated 03/31/26, due 04/01/26, 3.780% total to be received $1,312,721 (collateralized by various U.S. Treasuries, 0.125% - 3.875%, 04/15/28 - 02/15/56, totaling $1,336,738)	1,312,583	1,312,583

Total Joint Repurchase Agreements		4,882,092
Repurchase Agreements - 0.5%
Fixed Income Clearing Corp., dated 03/31/26, due 04/01/26, 3.350% total to be received $1,478,138 (collateralized by a U.S. Treasury Note, 1.375%, 11/15/31, totaling $1,507,603)	1,478,000	1,478,000

Total Short-Term Investments (Cost $6,360,092)		6,360,092
Total Investments - 100.7% (Cost $346,706,850)		324,160,611
Other Assets, less Liabilities - (0.7)%		(2,175,399)
Net Assets - 100.0%		$321,985,212

[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, the value of these securities amounted to $63,680,428 or 19.8% of net assets.
[2]	Some of these securities, amounting to $23,970,367 or 7.4% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[3]	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
[4]	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2026. Rate will reset at a future date.
[5]	Variable rate security. The rate shown is based on the latest available information as of March 31, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
[6]	Perpetuity Bond. The date shown represents the next call date.
[7]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
DAC	Designated Activity Co.
FHLMC	Freddie Mac
FNMA	Fannie Mae
GNMA	Ginnie Mae
MTN	Medium-Term Note
REMICS	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STACR	Structured Agency Credit Risk

AMG GW&K ESG Bond Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2026:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds and Notes†	—	$171,474,893	—	$171,474,893
Asset-Backed Securities	—	13,235,390	—	13,235,390
Mortgage-Backed Securities	—	18,161,561	—	18,161,561
Municipal Bonds	—	9,564,976	—	9,564,976
U.S. Government and Agency Obligations†	—	105,363,699	—	105,363,699
Short-Term Investments
Joint Repurchase Agreements	—	4,882,092	—	4,882,092
Repurchase Agreements	—	1,478,000	—	1,478,000
Total Investments in Securities	—	$324,160,611	—	$324,160,611

†	All corporate bonds and notes and U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes and U.S. government and agency obligations by major industry or agency classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended March 31, 2026, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at March 31, 2026, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$23,970,367	$4,882,092	$19,760,686	$24,642,778
The following table summarizes the securities received as collateral for securities lending at March 31, 2026:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-5.375%	06/30/26-02/15/56
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.